GOODWILL (Tables)	3 Months Ended
Feb. 28, 2022
Disclosure Goodwill Abstract
Schedule of goodwill

	February 28, 2022	November 30, 2021
	$	$
Balance, beginning of period	833,493	-
Additions (Notes 3 and 4)	800,970	833,493
Balance, end of period	1,634,463	833,493